Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On		Company Selected Measure
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Compensation Table Total for Non-PEO NEOs (1)	Compensation Actually Paid to Non-PEO NEOs (1)(3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income	EPS (5)
2025	$2,395,725	$2,334,611	$671,190	$745,198	$184	$145	$79,208,000	$6.68
2024	$1,351,844	$1,626,657	$755,189	$817,780	$135	$132	$47,275,000	$4.00
2023	$1,720,559	$1,671,005	$807,557	$625,744	$122	$110	$60,672,000	$5.08
2022	$1,716,737	$1,733,468	$560,551	$611,021	$125	$119	$71,109,000	$5.82
2021	$2,186,641	$1,727,166	$634,732	$621,171	$119	$140	$52,907,000	$4.02

(1)

Our PEO for 2025 and 2024 was Mr. Norman D. Lowery and for 2021 through 2023 was Mr. Norman L. Lowery.  Our Non-PEO NEOs for 2025 were Messrs. McHargue, Franklin and Panagouleas and for 2024 were Messrs. Norman L. Lowry, McHargue, Franklin and Panagouleas.  Messrs. Norman D. Lowery and McHargue were Non-PEO NEOs for 2021 through 2023, Mr. Franklin was a Non-PEO NEO for 2022 and 2023, Mr. Steve Holliday, the Bank’s former Chief Credit Officer, was a Non-PEO NEO for 2021 through 2023 and Ms. Karen Milienu, the Corporation’s former Chief Branch Banking Officer, was a Non-PEO NEO for 2021.

(2)

The table below shows the amount of CAP to our PEO, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our PEO:

Year	Summary Compensation Table Total for PEO	(A) Stock Awards in SCT	(B) Stock Award Adjustments	(C) Reported Change in the Actuarial Present Value of Pension Benefits	(D) Pension Benefit Adjustments	Compensation Actually Paid to PEO
2025	$2,395,725	$(533,503)	$702,848	$(614,372)	$383,913	$2,334,611
2024	$1,351,844	$(160,030)	$209,476	$ (115,731)	$341,098	$1,626,657
2023	$1,720,559	$(475,003)	$425,449	—	—	$1,671,005
2022	$1,716,737	$(456,265)	$472,996	—	—	$1,733,468
2021	$2,186,641	$(448,960)	$549,589	$(560,104)	—	$1,727,166

(A)	Represents the amounts reported in the Stock Award column in the Summary Compensation Table (SCT) for the applicable year.
(B)	Represents stock award adjustments (deductions and additions) for PEO stock awards for each applicable year calculated as follows:

Year	Year-End Fair Value of Outstanding and Unvested Stock Awards Granted During Year	Year-over-Year Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	Fair Value as of Vesting Date of Stock Awards Granted and Vested in the Year	Year-over-Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Total Stock Award Adjustments
2025	$430,754	$20,268	$215,377	$36,448	$702,848
2024	$131,580	$3,411	$65,790	$6,671	$209,476
2023	$303,453	$(9,693)	$151,726	$(20,037)	$425,449
2022	$309,105	$ 3,186	$154,552	$ 6,153	$472,996
2021	$323,500	$ 21,140	$161,750	$ 43,199	$549,589

(C)	Represents the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the PEO the applicable year.
(D)	Represents the actuarially determined pension service cost and prior service cost, if any, for services rendered by our PEO during the applicable year.
(3)

The table below shows average CAP for the Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our Non-PEO NEOs during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our Non-PEO NEOs:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	(A) Average Stock Awards in SCT	(B) Average Stock Award Adjustments	(C) Average Reported Change in the Actuarial Present Value of Pension Benefits Award Pension Benefit Adjustments	(D) Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2025	$671,190	$(114,846)	$173,238	$(46,784)	$62,401	$745,198
2024	$755,189	$(189,975)	$245,650	$(20,541)	$27,456	$817,780
2023	$807,557	$(131,735)	$119,827	$(201,744)	$31,838	$625,744
2022	$560,551	$ (97,702)	$101,282	—	$46,890	$611,021
2021	$634,732	$(108,945)	$105,977	$(83,326)	$72,733	$621,171

(A)	Represents the amounts reported in the Stock Award column in the Summary Compensation Table (SCT) for the applicable year.
(B)	Represents the average of stock award adjustments (deductions and additions) for the Non-PEO NEO stock awards for each applicable year calculated as follows:

Year	Average Year-End Fair Value of Outstanding and Unvested Stock Awards Granted During Year	Average Year-over-Year Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Stock Awards Granted and Vested in the Year	Average Year-over-Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Average Fair Value at End of Prior Period of Stock Awards that Failed to Meet Vesting Conditions During the Year	Total Average Stock Award Adjustments
2025	$94,483	$11,258	$47,242	$20,256	—	$173,238
2024	$54,812	$1,423	$179,487	$9,929	—	$245,650
2023	$84,141	$(2,075)	$42,071	$(4,310)	—	$119,827
2022	$66,179	$ 688	$33,089	$ 1,326	—	$101,282
2021	$69,879	$ 4,542	$34,939	$ 8,905	$(12,288)	$105,977

(C)	Represents the average amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the Non-PEO NEOs for each applicable year.
(D)

Represents the average actuarially determined pension service cost and prior service cost for services rendered by the Non-PEO NEOs during the applicable year.  No prior service cost with respect to the Non-PEO NEOs was recognized during the applicable years.

(4)

The Peer Group Total Shareholder Return used in this table reflects the SNL Bank $1B-$5B index, which the Corporation also uses in the stock performance graph included in the Corporation’s Annual Report on Form 10-K for the year ended December 31, 2025.

(5)

Earnings per share (EPS) is a financial performance measure used for compensation decisions. Management believes that EPS performance is a meaningful measure of our overall financial performance. See “Compensation Discussion and Analysis.”

Company Selected Measure Name	Earnings per share (EPS)
Named Executive Officers, Footnote
(1)

Our PEO for 2025 and 2024 was Mr. Norman D. Lowery and for 2021 through 2023 was Mr. Norman L. Lowery.  Our Non-PEO NEOs for 2025 were Messrs. McHargue, Franklin and Panagouleas and for 2024 were Messrs. Norman L. Lowry, McHargue, Franklin and Panagouleas.  Messrs. Norman D. Lowery and McHargue were Non-PEO NEOs for 2021 through 2023, Mr. Franklin was a Non-PEO NEO for 2022 and 2023, Mr. Steve Holliday, the Bank’s former Chief Credit Officer, was a Non-PEO NEO for 2021 through 2023 and Ms. Karen Milienu, the Corporation’s former Chief Branch Banking Officer, was a Non-PEO NEO for 2021.

Peer Group Issuers, Footnote
(4)

The Peer Group Total Shareholder Return used in this table reflects the SNL Bank $1B-$5B index, which the Corporation also uses in the stock performance graph included in the Corporation’s Annual Report on Form 10-K for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 2,395,725	$ 1,351,844	$ 1,720,559	$ 1,716,737	$ 2,186,641
PEO Actually Paid Compensation Amount	$ 2,334,611	1,626,657	1,671,005	1,733,468	1,727,166
Adjustment To PEO Compensation, Footnote
(2)

The table below shows the amount of CAP to our PEO, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our PEO:

Year	Summary Compensation Table Total for PEO	(A) Stock Awards in SCT	(B) Stock Award Adjustments	(C) Reported Change in the Actuarial Present Value of Pension Benefits	(D) Pension Benefit Adjustments	Compensation Actually Paid to PEO
2025	$2,395,725	$(533,503)	$702,848	$(614,372)	$383,913	$2,334,611
2024	$1,351,844	$(160,030)	$209,476	$ (115,731)	$341,098	$1,626,657
2023	$1,720,559	$(475,003)	$425,449	—	—	$1,671,005
2022	$1,716,737	$(456,265)	$472,996	—	—	$1,733,468
2021	$2,186,641	$(448,960)	$549,589	$(560,104)	—	$1,727,166

(A)	Represents the amounts reported in the Stock Award column in the Summary Compensation Table (SCT) for the applicable year.
(B)	Represents stock award adjustments (deductions and additions) for PEO stock awards for each applicable year calculated as follows:

Year	Year-End Fair Value of Outstanding and Unvested Stock Awards Granted During Year	Year-over-Year Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	Fair Value as of Vesting Date of Stock Awards Granted and Vested in the Year	Year-over-Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Total Stock Award Adjustments
2025	$430,754	$20,268	$215,377	$36,448	$702,848
2024	$131,580	$3,411	$65,790	$6,671	$209,476
2023	$303,453	$(9,693)	$151,726	$(20,037)	$425,449
2022	$309,105	$ 3,186	$154,552	$ 6,153	$472,996
2021	$323,500	$ 21,140	$161,750	$ 43,199	$549,589

(C)	Represents the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the PEO the applicable year.
(D)	Represents the actuarially determined pension service cost and prior service cost, if any, for services rendered by our PEO during the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 671,190	755,189	807,557	560,551	634,732
Non-PEO NEO Average Compensation Actually Paid Amount	$ 745,198	817,780	625,744	611,021	621,171
Adjustment to Non-PEO NEO Compensation Footnote
(3)

The table below shows average CAP for the Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our Non-PEO NEOs during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our Non-PEO NEOs:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	(A) Average Stock Awards in SCT	(B) Average Stock Award Adjustments	(C) Average Reported Change in the Actuarial Present Value of Pension Benefits Award Pension Benefit Adjustments	(D) Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2025	$671,190	$(114,846)	$173,238	$(46,784)	$62,401	$745,198
2024	$755,189	$(189,975)	$245,650	$(20,541)	$27,456	$817,780
2023	$807,557	$(131,735)	$119,827	$(201,744)	$31,838	$625,744
2022	$560,551	$ (97,702)	$101,282	—	$46,890	$611,021
2021	$634,732	$(108,945)	$105,977	$(83,326)	$72,733	$621,171

(A)	Represents the amounts reported in the Stock Award column in the Summary Compensation Table (SCT) for the applicable year.
(B)	Represents the average of stock award adjustments (deductions and additions) for the Non-PEO NEO stock awards for each applicable year calculated as follows:

Year	Average Year-End Fair Value of Outstanding and Unvested Stock Awards Granted During Year	Average Year-over-Year Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Stock Awards Granted and Vested in the Year	Average Year-over-Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Average Fair Value at End of Prior Period of Stock Awards that Failed to Meet Vesting Conditions During the Year	Total Average Stock Award Adjustments
2025	$94,483	$11,258	$47,242	$20,256	—	$173,238
2024	$54,812	$1,423	$179,487	$9,929	—	$245,650
2023	$84,141	$(2,075)	$42,071	$(4,310)	—	$119,827
2022	$66,179	$ 688	$33,089	$ 1,326	—	$101,282
2021	$69,879	$ 4,542	$34,939	$ 8,905	$(12,288)	$105,977

(C)	Represents the average amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the Non-PEO NEOs for each applicable year.
(D)

Represents the average actuarially determined pension service cost and prior service cost for services rendered by the Non-PEO NEOs during the applicable year.  No prior service cost with respect to the Non-PEO NEOs was recognized during the applicable years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

As required by SEC rules, the following table lists the performance measures that, in the Corporation’s assessment, represent the most important financial measures used by the Corporation to link compensation “actually paid” to the Corporation’s PEO and Non-PEO NEOs to the Corporation’s performance for 2025.

EPS
Net Income
Efficiency Ratio

Total Shareholder Return Amount	$ 184	135	122	125	119
Peer Group Total Shareholder Return Amount	145	132	110	119	140
Net Income (Loss)	$ 79,208,000	$ 47,275,000	$ 60,672,000	$ 71,109,000	$ 52,907,000
Company Selected Measure Amount | $ / shares	6.68	4	5.08	5.82	4.02
PEO Name	Mr. Norman D. Lowery
Additional 402(v) Disclosure

As described in more detail in the section captioned “Compensation Discussion and Analysis” the executive compensation program for our PEO and Non-PEO NEOs includes variable components in the form of annual incentive compensation and long-term incentive awards. While we use several performance measures to align executive compensation with our performance, all of those measures are not presented in the Pay Versus Performance Table. Moreover, we seek to incentivize long-term performance and, as a result, our performance against our financial measures in a particular year may not align with “compensation actually paid,” or CAP, as computed in accordance with Item 402(v) of SEC Regulation S-K for that year. In accordance with Item 402(v) of SEC Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance Table.

Equity Awards Adjustments, Footnote
(2)

The table below shows the amount of CAP to our PEO, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our PEO:

Year	Summary Compensation Table Total for PEO	(A) Stock Awards in SCT	(B) Stock Award Adjustments	(C) Reported Change in the Actuarial Present Value of Pension Benefits	(D) Pension Benefit Adjustments	Compensation Actually Paid to PEO
2025	$2,395,725	$(533,503)	$702,848	$(614,372)	$383,913	$2,334,611
2024	$1,351,844	$(160,030)	$209,476	$ (115,731)	$341,098	$1,626,657
2023	$1,720,559	$(475,003)	$425,449	—	—	$1,671,005
2022	$1,716,737	$(456,265)	$472,996	—	—	$1,733,468
2021	$2,186,641	$(448,960)	$549,589	$(560,104)	—	$1,727,166

(A)	Represents the amounts reported in the Stock Award column in the Summary Compensation Table (SCT) for the applicable year.
(B)	Represents stock award adjustments (deductions and additions) for PEO stock awards for each applicable year calculated as follows:
(C)	Represents the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the PEO the applicable year.
(D)	Represents the actuarially determined pension service cost and prior service cost, if any, for services rendered by our PEO during the applicable year.
(3)

The table below shows average CAP for the Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our Non-PEO NEOs during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our Non-PEO NEOs:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	(A) Average Stock Awards in SCT	(B) Average Stock Award Adjustments	(C) Average Reported Change in the Actuarial Present Value of Pension Benefits Award Pension Benefit Adjustments	(D) Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2025	$671,190	$(114,846)	$173,238	$(46,784)	$62,401	$745,198
2024	$755,189	$(189,975)	$245,650	$(20,541)	$27,456	$817,780
2023	$807,557	$(131,735)	$119,827	$(201,744)	$31,838	$625,744
2022	$560,551	$ (97,702)	$101,282	—	$46,890	$611,021
2021	$634,732	$(108,945)	$105,977	$(83,326)	$72,733	$621,171

(A)	Represents the amounts reported in the Stock Award column in the Summary Compensation Table (SCT) for the applicable year.
(B)	Represents the average of stock award adjustments (deductions and additions) for the Non-PEO NEO stock awards for each applicable year calculated as follows:
(C)	Represents the average amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the Non-PEO NEOs for each applicable year.
(D)

Represents the average actuarially determined pension service cost and prior service cost for services rendered by the Non-PEO NEOs during the applicable year.  No prior service cost with respect to the Non-PEO NEOs was recognized during the applicable years.

Measure:: 1
Pay vs Performance Disclosure
Name	EPS
Non-GAAP Measure Description
(5)

Earnings per share (EPS) is a financial performance measure used for compensation decisions. Management believes that EPS performance is a meaningful measure of our overall financial performance. See “Compensation Discussion and Analysis.”

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (614,372)	$ (115,731)			$ (560,104)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,913	341,098
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(533,503)	(160,030)	$ (475,003)	$ (456,265)	(448,960)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	702,848	209,476	425,449	472,996	549,589
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	430,754	131,580	303,453	309,105	323,500
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,268	3,411	(9,693)	3,186	21,140
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	215,377	65,790	151,726	154,552	161,750
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,448	6,671	(20,037)	6,153	43,199
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,784)	(20,541)	(201,744)		(83,326)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,401	27,456	31,838	46,890	72,733
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,846)	(189,975)	(131,735)	(97,702)	(108,945)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,238	245,650	119,827	101,282	105,977
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,483	54,812	84,141	66,179	69,879
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,258	1,423	(2,075)	688	4,542
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,242	179,487	42,071	33,089	34,939
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 20,256	$ 9,929	$ (4,310)	$ 1,326	8,905
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (12,288)